Assets Held for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jan. 21, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Assets held for sale	$ 0		$ 8,057
Assets held for sale, carrying value of vessel			7,538
Vessel agreed sale price		$ 7,300
Assets held for sale, fair value of vessel			$ 8,000